Distribution Date:	08/17/26	BANK 2022-BNK41
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK41

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	15-17		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 2)	18-20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540MBA2	3.915116%	13,400,000.00	2,869,909.19	271,303.92	9,363.35	0.00	0.00	280,667.27	2,598,605.27	30.29%	30.00%
A-SB	06540MBB0	3.915116%	18,700,000.00	18,700,000.00	0.00	61,010.55	0.00	0.00	61,010.55	18,700,000.00	30.29%	30.00%
A-3	06540MBC8	3.915116%	335,000,000.00	335,000,000.00	0.00	1,092,969.75	0.00	0.00	1,092,969.75	335,000,000.00	30.29%	30.00%
A-4	06540MBH7	3.915116%	410,830,000.00	410,830,000.00	0.00	1,340,372.42	0.00	0.00	1,340,372.42	410,830,000.00	30.29%	30.00%
A-S	06540MBQ7	3.915116%	130,581,000.00	130,581,000.00	0.00	426,033.08	0.00	0.00	426,033.08	130,581,000.00	18.43%	18.25%
B	06540MBV6	3.915116%	43,064,000.00	43,064,000.00	0.00	140,500.45	0.00	0.00	140,500.45	43,064,000.00	14.52%	14.38%
C	06540MCA1	3.915116%	43,064,000.00	43,064,000.00	0.00	140,500.45	0.00	0.00	140,500.45	43,064,000.00	10.60%	10.50%
D	06540MAJ4	2.500000%	26,394,000.00	26,394,000.00	0.00	54,987.50	0.00	0.00	54,987.50	26,394,000.00	8.20%	8.13%
E	06540MAL9	2.500000%	20,837,000.00	20,837,000.00	0.00	43,410.42	0.00	0.00	43,410.42	20,837,000.00	6.31%	6.25%
F	06540MAN5	2.500000%	22,227,000.00	22,227,000.00	0.00	46,306.25	0.00	0.00	46,306.25	22,227,000.00	4.29%	4.25%
G	06540MAQ8	2.500000%	11,113,000.00	11,113,000.00	0.00	23,152.08	0.00	0.00	23,152.08	11,113,000.00	3.28%	3.25%
H	06540MAS4	2.500000%	36,118,611.00	36,118,611.00	0.00	75,247.11	0.00	0.00	75,247.11	36,118,611.00	0.00%	0.00%
V	06540MAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540MAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC366QV8	3.915116%	58,490,979.54	57,936,764.23	14,279.15	189,024.27	0.00	0.00	203,303.42	57,922,485.08	0.00%	0.00%
Regular SubTotal			1,169,819,590.54	1,158,735,284.42	285,583.07	3,642,877.68	0.00	0.00	3,928,460.75	1,158,449,701.35

X-D	06540MCG8	1.415116%	47,231,000.00	47,231,000.00	0.00	55,697.77	0.00	0.00	55,697.77	47,231,000.00
X-F	06540MAA3	1.415116%	22,227,000.00	22,227,000.00	0.00	26,211.48	0.00	0.00	26,211.48	22,227,000.00
X-G	06540MAC9	1.415116%	11,113,000.00	11,113,000.00	0.00	13,105.15	0.00	0.00	13,105.15	11,113,000.00
X-H	06540MAE5	1.415116%	36,118,611.00	36,118,611.00	0.00	42,593.34	0.00	0.00	42,593.34	36,118,611.00
Notional SubTotal			116,689,611.00	116,689,611.00	0.00	137,607.74	0.00	0.00	137,607.74	116,689,611.00

Deal Distribution Total					285,583.07	3,780,485.42	0.00	0.00	4,066,068.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540MBA2	214.17232761	20.24656119	0.69875746	0.00000000	0.00000000	0.00000000	0.00000000	20.94531866	193.92576642
A-SB	06540MBB0	1,000.00000000	0.00000000	3.26259626	0.00000000	0.00000000	0.00000000	0.00000000	3.26259626	1,000.00000000
A-3	06540MBC8	1,000.00000000	0.00000000	3.26259627	0.00000000	0.00000000	0.00000000	0.00000000	3.26259627	1,000.00000000
A-4	06540MBH7	1,000.00000000	0.00000000	3.26259626	0.00000000	0.00000000	0.00000000	0.00000000	3.26259626	1,000.00000000
A-S	06540MBQ7	1,000.00000000	0.00000000	3.26259624	0.00000000	0.00000000	0.00000000	0.00000000	3.26259624	1,000.00000000
B	06540MBV6	1,000.00000000	0.00000000	3.26259637	0.00000000	0.00000000	0.00000000	0.00000000	3.26259637	1,000.00000000
C	06540MCA1	1,000.00000000	0.00000000	3.26259637	0.00000000	0.00000000	0.00000000	0.00000000	3.26259637	1,000.00000000
D	06540MAJ4	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06540MAL9	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06540MAN5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G	06540MAQ8	1,000.00000000	0.00000000	2.08333303	0.00000000	0.00000000	0.00000000	0.00000000	2.08333303	1,000.00000000
H	06540MAS4	1,000.00000000	0.00000000	2.08333344	0.00000000	0.06599119	0.00000000	0.00000000	2.08333344	1,000.00000000
V	06540MAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC366QV8	990.52477298	0.24412568	3.23168241	0.00000000	0.00215811	0.00000000	0.00000000	3.47580809	990.28064730

Notional Certificates
X-D	06540MCG8	1,000.00000000	0.00000000	1.17926298	0.00000000	0.00000000	0.00000000	0.00000000	1.17926298	1,000.00000000
X-F	06540MAA3	1,000.00000000	0.00000000	1.17926306	0.00000000	0.00000000	0.00000000	0.00000000	1.17926306	1,000.00000000
X-G	06540MAC9	1,000.00000000	0.00000000	1.17926303	0.00000000	0.00000000	0.00000000	0.00000000	1.17926303	1,000.00000000
X-H	06540MAE5	1,000.00000000	0.00000000	1.17926296	0.00000000	0.00000000	0.00000000	0.00000000	1.17926296	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	9,363.35	0.00	9,363.35	0.00	0.00	0.00	9,363.35	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	61,010.55	0.00	61,010.55	0.00	0.00	0.00	61,010.55	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,092,969.75	0.00	1,092,969.75	0.00	0.00	0.00	1,092,969.75	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,340,372.42	0.00	1,340,372.42	0.00	0.00	0.00	1,340,372.42	0.00
A-S	07/01/26 - 07/30/26	30	0.00	426,033.08	0.00	426,033.08	0.00	0.00	0.00	426,033.08	0.00
B	07/01/26 - 07/30/26	30	0.00	140,500.45	0.00	140,500.45	0.00	0.00	0.00	140,500.45	0.00
C	07/01/26 - 07/30/26	30	0.00	140,500.45	0.00	140,500.45	0.00	0.00	0.00	140,500.45	0.00
X-D	07/01/26 - 07/30/26	30	0.00	55,697.77	0.00	55,697.77	0.00	0.00	0.00	55,697.77	0.00
X-F	07/01/26 - 07/30/26	30	0.00	26,211.48	0.00	26,211.48	0.00	0.00	0.00	26,211.48	0.00
X-G	07/01/26 - 07/30/26	30	0.00	13,105.15	0.00	13,105.15	0.00	0.00	0.00	13,105.15	0.00
X-H	07/01/26 - 07/30/26	30	0.00	42,593.34	0.00	42,593.34	0.00	0.00	0.00	42,593.34	0.00
D	07/01/26 - 07/30/26	30	0.00	54,987.50	0.00	54,987.50	0.00	0.00	0.00	54,987.50	0.00
E	07/01/26 - 07/30/26	30	0.00	43,410.42	0.00	43,410.42	0.00	0.00	0.00	43,410.42	0.00
F	07/01/26 - 07/30/26	30	0.00	46,306.25	0.00	46,306.25	0.00	0.00	0.00	46,306.25	0.00
G	07/01/26 - 07/30/26	30	0.00	23,152.08	0.00	23,152.08	0.00	0.00	0.00	23,152.08	0.00
H	07/01/26 - 07/30/26	30	2,378.56	75,247.11	0.00	75,247.11	0.00	0.00	0.00	75,247.11	2,383.51
RR Interest	07/01/26 - 07/30/26	30	125.82	189,024.27	0.00	189,024.27	0.00	0.00	0.00	189,024.27	126.23
Totals			2,504.38	3,780,485.42	0.00	3,780,485.42	0.00	0.00	0.00	3,780,485.42	2,509.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	N/A	3.915116%	335,000,000.00	335,000,000.00	0.00	1,092,969.75	0.00	0.00	1,092,969.75	335,000,000.00
A-3-1	06540MBD6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06540MBE4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06540MBF1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06540MBG9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	N/A	3.915116%	410,830,000.00	410,830,000.00	0.00	1,340,372.42	0.00	0.00	1,340,372.42	410,830,000.00
A-4-1	06540MBJ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540MBK0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06540MBL8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06540MBM6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	3.915116%	130,581,000.00	130,581,000.00	0.00	426,033.08	0.00	0.00	426,033.08	130,581,000.00
A-S-1	06540MBR5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540MBS3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06540MBT1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06540MBU8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	3.915116%	43,064,000.00	43,064,000.00	0.00	140,500.45	0.00	0.00	140,500.45	43,064,000.00
B-1	06540MBW4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06540MBX2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06540MBY0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06540MBZ7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	3.915116%	43,064,000.00	43,064,000.00	0.00	140,500.45	0.00	0.00	140,500.45	43,064,000.00
C-1	06540MCB9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06540MCC7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06540MCD5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06540MCE3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			962,539,000.00	962,539,000.00	0.00	3,140,376.15	0.00	0.00	3,140,376.15	962,539,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	06540MBD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06540MBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	06540MBJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06540MBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06540MBR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06540MBS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06540MBW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06540MBX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06540MCB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06540MCC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06540MBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06540MBG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	06540MBL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06540MBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06540MBT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06540MBU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06540MBY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06540MBZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06540MCD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06540MCE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,066,068.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,801,926.86	Master Servicing Fee	13,029.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,275.52
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	498.90
ARD Interest	0.00	Operating Advisor Fee	987.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	359.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,801,926.86	Total Fees	21,441.39

Principal		Expenses/Reimbursements
Scheduled Principal	285,583.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	285,583.07	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,780,485.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	285,583.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,066,068.49
Total Funds Collected	4,087,509.93	Total Funds Distributed	4,087,509.88

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,158,735,284.66	1,158,735,284.66	Beginning Certificate Balance	1,158,735,284.42
(-) Scheduled Principal Collections	285,583.07	285,583.07	(-) Principal Distributions	285,583.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,158,449,701.59	1,158,449,701.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,158,735,284.66	1,158,735,284.66	Ending Certificate Balance	1,158,449,701.35
Ending Actual Collateral Balance	1,158,449,701.59	1,158,449,701.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP
$5,000,000 or less	23	69,707,245.59	6.02%	67	3.6140	1.490143	1.609999 or less	27	278,069,292.61	24.00%	67	3.7721	1.192366
$5,000,001 to $15,000,000	33	320,060,350.98	27.63%	70	4.0783	2.115922	1.3100000 to 1.809999	4	100,975,175.93	8.72%	67	4.5193	1.685506
$15,000,001 to $25,000,000	7	150,781,553.44	13.02%	66	3.8152	2.791839	1.810000 to 2.009999	3	44,468,860.22	3.84%	67	4.4457	1.892043
$25,000,001 to $35,000,000	3	87,266,038.90	7.53%	84	3.6573	2.856327	2.010000 to 2.209999	10	191,825,504.99	16.56%	67	3.9336	2.148838
$35,000,001 to $55,000,000	8	373,031,055.00	32.20%	74	3.6537	2.488134	2.210000 to 2.409999	4	38,841,449.06	3.35%	68	4.7661	2.245853
$55,000,001 or greater	2	155,000,000.00	13.38%	67	3.7886	1.552194	2.410000 or greater	28	501,665,961.10	43.30%	76	3.5067	3.059267
Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231	Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP	New York	32	313,615,793.29	27.07%	82	3.3427	2.143627
Alabama	1	773,351.08	0.07%	67	3.5016	2.542400	North Carolina	3	1,403,258.01	0.12%	67	3.5016	2.542400
Arizona	2	5,481,708.93	0.47%	67	3.8903	2.113991	North Dakota	1	785,824.42	0.07%	67	3.5016	2.542400
Arkansas	3	4,841,272.76	0.42%	67	3.8394	2.170048	Ohio	5	9,803,362.77	0.85%	67	3.8824	2.172880
California	10	126,944,059.43	10.96%	67	3.7005	2.889809	Pennsylvania	6	49,832,869.85	4.30%	67	3.8954	2.280522
Colorado	1	7,200,000.00	0.62%	67	3.8530	2.001500	South Carolina	1	1,247,797.37	0.11%	67	3.8647	2.622500
Connecticut	1	240,736.79	0.02%	67	3.5016	2.542400	Tennessee	2	1,709,880.45	0.15%	67	3.8647	2.622500
Florida	6	64,550,000.00	5.57%	67	4.0618	2.828305	Texas	11	113,062,264.11	9.76%	67	4.3865	1.734395
Georgia	3	27,525,000.00	2.38%	67	4.3408	2.110261	Virginia	5	75,480,090.69	6.52%	68	4.5417	2.250521
Illinois	1	9,801,449.06	0.85%	68	4.9680	2.296600	Washington	1	15,598,419.39	1.35%	66	3.4570	2.188700
Indiana	4	1,288,868.81	0.11%	67	3.7540	2.598081	Washington, DC	3	210,884,375.00	18.20%	67	3.7372	1.614598
Iowa	2	6,280,671.55	0.54%	67	3.8989	2.119667	West Virginia	1	623,670.16	0.05%	67	3.5016	2.542400
Kansas	1	566,960.36	0.05%	67	3.8647	2.622500	Wisconsin	1	27,266,038.90	2.35%	66	4.5530	1.439900
Kentucky	1	760,877.75	0.07%	67	3.5016	2.542400	Wyoming	1	199,574.50	0.02%	67	3.5016	2.542400
Louisiana	6	2,194,072.09	0.19%	67	3.5016	2.542400	Totals	141	1,158,449,701.59	100.00%	71	3.8102	2.266231
Maine	1	573,776.58	0.05%	67	3.5016	2.542400
									Property Type³
Maryland	2	10,745,280.06	0.93%	68	4.1533	2.639803
Massachusetts	5	19,319,772.62	1.67%	66	3.4734	2.318408		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	1	168,391.04	0.01%	67	3.5016	2.542400		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	3	7,780,786.63	0.67%	67	3.8839	2.148442	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP
Mississippi	2	4,161,994.73	0.36%	67	4.0886	3.446321	Industrial	27	60,393,937.61	5.21%	67	3.9115	2.316804
Nebraska	1	194,585.07	0.02%	67	3.5016	2.542400	Lodging	3	21,531,557.60	1.86%	68	5.1941	1.730839
Nevada	1	341,976.08	0.03%	67	3.8647	2.622500	Mixed Use	1	6,676,096.24	0.58%	68	4.4700	1.118600
New Hampshire	1	1,255,585.28	0.11%	67	3.8647	2.622500	Multi-Family	29	180,859,230.80	15.61%	67	3.6415	1.404544
New Jersey	8	31,341,848.32	2.71%	65	3.5985	2.888343	Office	21	425,243,258.73	36.71%	67	3.3975	2.389902
							Other	6	109,500,000.00	9.45%	67	4.6045	1.801412
							Retail	45	286,581,603.46	24.74%	85	4.0695	2.378106
							Self Storage	8	65,060,559.49	5.62%	67	3.8441	2.533207
							Totals	141	1,158,449,701.59	100.00%	71	3.8102	2.266231

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP
	3.2499% or less	17	281,021,380.01	24.26%	67	3.0186	2.557225	12 months or less	3	98,000,000.00	8.46%	117	3.4510	2.650191
	3.2500% to 3.4999%	14	235,943,656.51	20.37%	87	3.4484	2.334877	13 months or greater	73	1,057,846,243.91	91.32%	67	3.8414	2.231267
	3.5000% to 3.9999%	17	200,544,205.98	17.31%	67	3.7731	2.425134	Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231
	4.0000% or greater	28	438,337,001.41	37.84%	67	4.5244	1.971486
	Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP
	118.99 months or less	76	1,155,846,243.91	99.78%	71	3.8083	2.266786	Interest Only	46	940,788,425.60	81.21%	72	3.7402	2.428189
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 or less	18	159,422,811.98	13.76%	68	4.3944	1.684573
	Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231	361 or greater	12	55,635,006.33	4.80%	67	3.2803	1.205789
								Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,603,457.68	0.22%	68	4.6720	NAP			No outstanding loans in this group
Underwriter's Information		8	180,372,693.22	15.57%	79	3.5289	2.915213
	12 months or less	60	952,281,336.75	82.20%	70	3.8714	2.170881
	13 months to 24 months	8	23,192,213.94	2.00%	67	3.3909	1.161668
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	1,158,449,701.59	100.00%	71	3.8102	2.266231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	326510001	OF	Washington	DC	Actual/360	3.049%	210,069.78	0.00	0.00	N/A	03/09/32	--	80,000,000.00	80,000,000.00	08/09/26
2	300802291	RT	New York	NY	Actual/360	3.451%	157,499.81	0.00	0.00	N/A	05/01/36	--	53,000,000.00	53,000,000.00	08/01/26
3	310961239	98	Dallas	TX	Actual/360	4.577%	39,413.06	0.00	0.00	N/A	03/11/32	--	10,000,000.00	10,000,000.00	08/11/26
4	310961098	OF	Various	Various	Actual/360	3.457%	130,654.43	0.00	0.00	N/A	02/11/32	--	43,890,000.00	43,890,000.00	08/11/26
5	310960637	OF	New York	NY	Actual/360	2.792%	115,562.77	0.00	0.00	N/A	01/09/32	--	48,067,280.00	48,067,280.00	08/09/26
6	300802302	OF	Washington	DC	Actual/360	4.175%	197,373.12	0.00	0.00	N/A	04/01/32	--	54,900,000.00	54,900,000.00	08/01/26
7	300802281	OF	Irvine	CA	Actual/360	3.126%	134,591.67	0.00	0.00	N/A	03/01/32	--	50,000,000.00	50,000,000.00	08/01/26
8	300802293	RT	Norfolk	VA	Actual/360	4.500%	93,395.78	33,275.55	0.00	N/A	04/01/32	--	24,102,135.77	24,068,860.22	08/01/26
9	300802297	RT	Washington	DC	Actual/360	4.860%	192,444.61	0.00	0.00	N/A	04/01/32	--	45,984,375.00	45,984,375.00	08/01/26
10	310960547	IN	Various	Various	Actual/360	3.900%	138,629.98	0.00	0.00	N/A	03/06/32	--	41,279,400.00	41,279,400.00	08/06/26
11	310960079	MF	Janesville	WI	Actual/360	4.553%	107,043.30	36,476.47	0.00	N/A	02/11/32	--	27,302,515.37	27,266,038.90	08/11/26
12	310960251	OF	Blue Bell	PA	Actual/360	3.632%	77,407.00	0.00	0.00	N/A	02/11/32	--	24,750,000.00	24,750,000.00	08/11/26
13	310960531	MF	Jersey City	NJ	Actual/360	3.490%	70,624.03	0.00	0.00	N/A	12/11/31	--	23,500,000.00	23,500,000.00	08/11/26
14	300802292	SS	Lauderhill	FL	Actual/360	3.581%	44,712.76	0.00	0.00	N/A	03/01/32	--	14,500,000.00	14,500,000.00	08/01/26
15	300802301	SS	Pompano Beach	FL	Actual/360	3.581%	20,043.65	0.00	0.00	N/A	03/01/32	--	6,500,000.00	6,500,000.00	08/01/26
16	326510016	Various Various		Various	Actual/360	3.502%	6,030.53	0.00	0.00	N/A	03/01/32	--	2,000,000.00	2,000,000.00	08/01/26
17	300802288	RT	Miramar Beach	FL	Actual/360	3.959%	64,773.64	0.00	0.00	N/A	03/01/32	--	19,000,000.00	19,000,000.00	08/01/26
18	211005230	OF	Orlando	FL	Actual/360	4.750%	58,490.97	0.00	0.00	N/A	04/01/32	--	14,300,000.00	14,300,000.00	08/01/26
19	410960356	SS	Atlanta	GA	Actual/360	4.097%	50,397.08	0.00	0.00	N/A	02/11/32	--	14,285,000.00	14,285,000.00	08/11/26
20	410960945	OF	San Francisco	CA	Actual/360	3.887%	47,529.37	0.00	0.00	N/A	04/11/32	--	14,200,000.00	14,200,000.00	08/11/26
21	300802296	MF	Forest Hills	NY	Actual/360	3.887%	46,859.94	0.00	0.00	N/A	04/01/32	--	14,000,000.00	14,000,000.00	08/01/26
22	211004763	Various Various		Various	Actual/360	4.670%	53,082.33	0.00	0.00	N/A	02/01/32	--	13,200,000.00	13,200,000.00	08/01/26
23	300802308	98	Manassas	VA	Actual/360	4.700%	52,613.89	0.00	0.00	N/A	04/01/32	--	13,000,000.00	13,000,000.00	08/01/26
24	211004996	RT	Kingston	NY	Actual/360	4.350%	48,695.83	0.00	0.00	N/A	04/01/32	--	13,000,000.00	13,000,000.00	08/01/26
25	310960755	LO	Various	CA	Actual/360	5.383%	54,445.66	15,613.10	0.00	N/A	04/11/32	--	11,745,721.64	11,730,108.54	08/11/26
26	326510026	IN	Various	Various	Actual/360	3.865%	40,315.95	0.00	0.00	N/A	03/06/32	--	12,114,537.60	12,114,537.60	08/06/26
27	300802307	98	Sterling	VA	Actual/360	4.700%	46,543.06	0.00	0.00	N/A	04/01/32	--	11,500,000.00	11,500,000.00	08/01/26
28	470130600	MF	New York	NY	Actual/360	3.310%	29,668.20	11,700.46	0.00	N/A	03/01/32	--	10,408,879.41	10,397,178.95	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	300802298	LO	Loves Park	IL	Actual/360	4.968%	41,991.22	14,169.88	0.00	N/A	04/01/32	--	9,815,618.94	9,801,449.06	08/01/26
30	300802295	MF	Doraville	GA	Actual/360	4.650%	40,041.67	0.00	0.00	N/A	04/01/32	--	10,000,000.00	10,000,000.00	08/01/26
31	211004463	RT	Glen Burnie	MD	Actual/360	4.200%	33,454.17	0.00	0.00	N/A	04/05/32	--	9,250,000.00	9,250,000.00	08/05/26
32	470130850	MF	New York	NY	Actual/360	3.150%	22,664.84	9,786.60	0.00	N/A	03/01/32	--	8,355,702.06	8,345,915.46	08/01/26
33	470130480	MF	New York	NY	Actual/360	3.150%	22,785.00	0.00	0.00	N/A	03/01/32	--	8,400,000.00	8,400,000.00	08/01/26
34	300802290	SS	Gold River	CA	Actual/360	3.820%	25,855.03	0.00	0.00	N/A	03/01/32	--	7,860,000.00	7,860,000.00	08/01/26
35	410960754	RT	Fresno	CA	Actual/360	4.224%	27,141.51	10,272.55	0.00	N/A	03/11/32	--	7,461,926.29	7,451,653.74	08/11/26
36	211004991	RT	Lake Mary	FL	Actual/360	4.280%	27,641.67	0.00	0.00	N/A	04/01/32	--	7,500,000.00	7,500,000.00	08/01/26
37	410959909	SS	Englewood	CO	Actual/360	3.853%	23,888.60	0.00	0.00	N/A	03/11/32	--	7,200,000.00	7,200,000.00	08/11/26
38	2061393	MU	Philadelphia	PA	Actual/360	4.470%	25,738.27	10,614.84	0.00	N/A	04/01/32	--	6,686,711.08	6,676,096.24	08/01/26
39	211005294	IN	Somerset	PA	Actual/360	4.060%	24,472.78	0.00	0.00	N/A	04/01/32	--	7,000,000.00	7,000,000.00	08/01/26
40	470131040	MF	New York	NY	Actual/360	3.170%	17,788.12	7,593.59	0.00	N/A	03/01/32	--	6,516,458.37	6,508,864.78	08/01/26
41	410958276	RT	Edensburg	PA	Actual/360	4.139%	23,523.32	0.00	0.00	N/A	02/11/32	--	6,600,000.00	6,600,000.00	08/11/26
42	470131330	MF	New York	NY	Actual/360	3.420%	17,711.69	11,520.16	0.00	N/A	04/01/32	--	6,014,156.47	6,002,636.31	08/01/26
43	470130650	MF	New York	NY	Actual/360	3.090%	16,064.47	7,179.73	0.00	N/A	03/01/32	--	6,037,381.16	6,030,201.43	08/01/26
44	470131170	MF	New York	NY	Actual/360	3.480%	17,924.81	6,405.31	0.00	N/A	04/01/32	--	5,981,581.24	5,975,175.93	08/01/26
45	300802289	SS	Ojai	CA	Actual/360	3.820%	19,802.46	0.00	0.00	N/A	03/01/32	--	6,020,000.00	6,020,000.00	08/01/26
46	470131140	MF	Yonkers	NY	Actual/360	3.760%	18,511.06	5,677.17	0.00	N/A	04/01/32	--	5,717,210.11	5,711,532.94	08/01/26
47	410960705	SS	Wayne	NJ	Actual/360	4.071%	16,752.36	8,204.70	0.00	N/A	03/11/32	--	4,778,764.19	4,770,559.49	08/11/26
48	470131350	MF	New Rochelle	NY	Actual/360	3.620%	14,800.58	8,785.51	0.00	N/A	04/01/32	--	4,748,001.62	4,739,216.11	08/01/26
49	470131060	MF	New York	NY	Actual/360	3.020%	13,002.78	0.00	0.00	N/A	03/01/32	--	5,000,000.00	5,000,000.00	08/01/26
50	470130800	MF	New York	NY	Actual/360	3.240%	13,950.00	0.00	0.00	N/A	03/01/32	--	5,000,000.00	5,000,000.00	08/01/26
51	470130920	MF	New York	NY	Actual/360	3.440%	13,551.90	8,733.21	0.00	N/A	04/01/32	--	4,574,909.22	4,566,176.01	08/01/26
52	470130900	MF	White Plains	NY	Actual/360	3.080%	12,041.05	9,255.49	0.00	N/A	03/01/32	--	4,539,983.86	4,530,728.37	08/01/26
53	211005142	RT	New York	NY	Actual/360	4.840%	17,921.44	0.00	0.00	N/A	04/01/32	--	4,300,000.00	4,300,000.00	08/01/26
54	410959811	SS	Meridian	MS	Actual/360	4.124%	13,938.55	0.00	0.00	N/A	03/11/32	--	3,925,000.00	3,925,000.00	08/11/26
55	410960671	OF	Sandy Springs	GA	Actual/360	4.461%	12,446.19	0.00	0.00	N/A	03/11/32	--	3,240,000.00	3,240,000.00	08/11/26
56	470130460	MF	Mount Vernon	NY	Actual/360	3.450%	8,563.83	5,493.31	0.00	N/A	04/01/32	--	2,882,635.09	2,877,141.78	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	470130780	MF	New York	NY	Actual/360	3.130%	7,848.29	3,427.91	0.00	N/A	03/01/32	--	2,911,867.09	2,908,439.18	08/01/26
58	470130740	MF	New York	NY	Actual/360	3.130%	7,632.05	3,333.46	0.00	N/A	03/01/32	--	2,831,637.38	2,828,303.92	08/01/26
59	470130410	MF	Bronx	NY	Actual/360	3.090%	7,530.22	3,365.50	0.00	N/A	03/01/32	--	2,830,022.33	2,826,656.83	08/01/26
60	410960889	SS	Stafford Springs	CT	Actual/360	4.672%	10,490.03	3,984.74	0.00	N/A	04/11/32	--	2,607,442.42	2,603,457.68	08/11/26
61	470128680	MF	Bronx	NY	Actual/360	4.320%	10,300.68	0.00	0.00	N/A	04/01/32	--	2,769,000.00	2,769,000.00	08/01/26
62	211004745	RT	Jacksonville	FL	Actual/360	4.270%	10,111.60	0.00	0.00	N/A	04/01/32	--	2,750,000.00	2,750,000.00	08/01/26
63	470130530	MF	Brooklyn	NY	Actual/360	3.350%	6,325.93	4,251.19	0.00	N/A	04/01/32	--	2,192,907.95	2,188,656.76	08/01/26
64	470130620	MF	Bronx	NY	Actual/360	3.080%	5,353.41	2,406.45	0.00	N/A	03/01/32	--	2,018,460.21	2,016,053.76	08/01/26
65	470131290	MF	Oakland Gardens	NY	Actual/360	3.530%	5,559.85	3,454.57	0.00	N/A	03/01/32	--	1,829,064.83	1,825,610.26	08/01/26
66	470130520	MF	New York	NY	Actual/360	3.280%	4,245.27	2,962.83	0.00	N/A	03/01/32	--	1,503,046.52	1,500,083.69	08/01/26
67	470130570	MF	New York	NY	Actual/360	3.460%	3,390.12	1,229.83	0.00	N/A	03/01/32	--	1,137,836.91	1,136,607.08	08/01/26
68	470130180	MF	New York	NY	Actual/360	3.150%	2,878.20	2,149.72	0.00	N/A	02/01/32	--	1,061,086.00	1,058,936.28	08/01/26
69	470131250	MF	Brooklyn	NY	Actual/360	3.610%	2,956.47	983.69	0.00	N/A	04/01/32	--	951,059.76	950,076.07	08/01/26
16A	326510116				Actual/360	3.502%	53,954.68	0.00	0.00	N/A	03/01/32	--	17,893,833.00	17,893,833.00	08/01/26
1A	326510101				Actual/360	3.049%	78,776.17	0.00	0.00	N/A	03/09/32	--	30,000,000.00	30,000,000.00	08/09/26
2A	300802299				Actual/360	3.451%	89,150.83	0.00	0.00	N/A	05/01/36	--	30,000,000.00	30,000,000.00	08/01/26
2B	300802300				Actual/360	3.451%	44,575.42	0.00	0.00	N/A	05/01/36	--	15,000,000.00	15,000,000.00	08/01/26
3A	310960673				Actual/360	4.577%	295,597.92	0.00	0.00	N/A	03/11/32	--	75,000,000.00	75,000,000.00	08/11/26
4A	300802278				Actual/360	3.457%	106,899.08	0.00	0.00	N/A	02/11/32	--	35,910,000.00	35,910,000.00	08/11/26
5A	310960638				Actual/360	2.792%	42,073.29	0.00	0.00	N/A	01/09/32	--	17,500,000.00	17,500,000.00	08/09/26
8A	300802294				Actual/360	4.500%	93,395.78	33,275.55	0.00	N/A	04/01/32	--	24,102,135.77	24,068,860.22	08/01/26
Totals							3,801,926.86	285,583.07	0.00				1,158,735,284.66	1,158,449,701.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,413,167.00	5,920,473.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,732,478.16	2,206,904.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,366,873.36	3,807,186.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	101,205,084.00	24,593,328.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,189,491.06	2,579,064.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	17,707,105.07	8,473,545.86	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,491,821.99	2,613,508.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,590,427.41	854,380.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	12,170,150.00	12,233,919.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,486,860.43	1,936,099.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,756,780.82	599,729.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	21,003,402.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,407,229.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	505,484.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	8,340,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	17,941,047.74	4,860,310.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,934,104.08	801,914.74	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,357,522.74	356,975.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,008,612.43	1,135,604.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	499,609.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,324,010.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,569,940.00	891,199.22	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,126,193.70	778,859.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,214,812.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	47,313,926.12	12,101,124.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,237,250.94	671,334.11	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	51,417.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,421,908.38	1,730,907.97	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	798,246.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,262,170.34	591,718.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	466,608.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	257,233.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	922,304.79	431,265.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	664,395.73	868,597.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	973,487.94	568,848.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	572,445.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	722,015.26	130,205.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	924,038.00	468,521.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	664,065.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	647,939.30	296,866.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	227,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	333,880.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	504,472.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	937,090.10	415,282.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	355,100.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	468,120.00	227,780.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	336,378.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	93,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	123,476.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	236,349.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	270,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	458,354.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	459,815.70	293,065.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	370,826.78	170,677.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	115,981.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	108,148.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	282,619.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	129,981.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	71,275.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	480,486.51	279,051.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	381,135.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	129,053.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	25,185.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	79,363.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	76,386.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	41,849.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	100,337.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	11,202,647.88	5,248,749.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	347,641,385.64	99,136,997.80				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810248%	3.788765%	71
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810310%	3.788821%	72
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810380%	3.788884%	73
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810442%	3.788940%	74
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810511%	3.789002%	75
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810572%	3.789057%	76
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810655%	3.789133%	77
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810716%	3.789187%	78
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810776%	3.789241%	79
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810843%	3.789302%	80
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810902%	3.789355%	81
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.810969%	3.789415%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,158,449,702	1,158,449,702	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,158,449,702	1,158,449,702	0	0	0	0
Jul-26	1,158,735,285	1,158,735,285	0	0	0	0
Jun-26	1,159,042,837	1,159,042,837	0	0	0	0
May-26	1,159,326,349	1,159,326,349	0	0	0	0
Apr-26	1,159,631,905	1,159,631,905	0	0	0	0
Mar-26	1,159,913,361	1,159,913,361	0	0	0	0
Feb-26	1,160,263,144	1,160,263,144	0	0	0	0
Jan-26	1,160,542,393	1,160,542,393	0	0	0	0
Dec-25	1,160,820,668	1,160,820,668	0	0	0	0
Nov-25	1,161,121,173	1,161,121,173	0	0	0	0
Oct-25	1,161,397,429	1,161,397,429	0	0	0	0
Sep-25	1,161,695,987	1,161,695,987	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31